                                 IBJ FUNDS Trust

                          IBJ RESERVE MONEY MARKET FUND
                           IBJ CORE FIXED INCOME FUND
                              IBJ CORE EQUITY FUND
                          IBJ BLENDED TOTAL RETURN FUND
--------------------------------------------------------------------------------

Dear Shareholder:

    The Semi-Annual Report of the IBJ Funds Trust covers the six months ended May 31, 1998.

ECONOMIC COMMENTARY
    Economic activity in the first half of 1998 continues to show considerable strength with real GDP growing in excess of 4.0%. The driving force behind the economy remains consumer spending. Real incomes have been rising and confidence is high, buoyed by strong employment and the "wealth effect" associated with rising asset values in real estate and equities. Despite the very strong pace of economic growth, most measures of inflation have remained in check, with commodity prices even showing a deflationary trend. The major cloud on the horizon is the global impact of the crisis in Asia. A widening trade deficit reflecting the currency and economic weakness throughout Asia will be the primary cause of slower growth in 1998. On balance the economy is in good health as employment remains strong, inflation fears are minimal and most interest rates have been declining. Even fiscal policy, a perennial area of weakness with large deficits, has now turned favorable, with a budget surplus in excess of $50 billion being forecast for the current fiscal year. These developments have been favorable for the capital markets.

RESERVE MONEY MARKET FUND
    The Fund holds investments in very high quality money market instruments of corporate, government and agency issuers. For the past six months, the Fund's total rate of return of 2.6% was in line with returns from 3 month Treasury Bills. The seven-day effective yield as of May 31, 1998 was 5.4%. This return will likely continue for approximately as long as the Federal Reserve maintains its current monetary policy of stable short-term interest rates. Whereas the very strong domestic economy would normally lead the Fed to raise interest rates, the Asian slowdown and currency weakness have more than offset any inflationary pressures, thus allowing the Fed to defer any increase until more signs of aggregate inflation appear.

CORE FIXED INCOME
    The Fund holds a broad array of intermediate and longer term fixed income securities of corporate, government, and agency issuers and seeks to provide a high rate of return from both current income and capital appreciation. For the six months ended May 31, 1998 the total rate of return for the Fund was 3.6% as compared to 3.8% for the Morningstar Intermediate-Term Bond Index. Since interest rates declined modestly during the period, the Fund benefited slightly from rising bond prices as well as current income derived from coupons.

CORE EQUITY FUND
    The Fund is invested in a broadly diversified portfolio of medium and larger capitalization U.S. companies. For the past six-month period the total rate of return was 10.9%, as compared to 12.9% for the Morningstar Large Cap Blend Index. The stock market performance was dominated by the performance of large capitalization stocks so that portfolios diversified with medium and small capitalization issues tended to underperform the broad averages. The stock market has been in a very strong positive trend for several years. While the economic fundamentals remain generally favorable for U.S. companies, it is unlikely that substantially above average returns will persist and investors should be prepared for periodic corrections and moderation in future returns.

BLENDED TOTAL RETURN FUND
    The Fund is invested in a diversified mix of stocks, bonds and cash equivalents to provide a combination of capital growth and current income. During the past six-month period, the Fund returned 8.0% as compared to 8.3% for the Morningstar Domestic-Hybrid Fund Index. The Fund maintained a somewhat conservative stance with regard to asset mix compared to its peer group with stocks averaging about 50% of the portfolio.

    While forecasting the precise direction of capital market movements in the future is difficult at best, investors can follow some basic guidelines to help with retirement planning. It is generally best to maintain a long-term perspective rather than try to catch the short-term cyclical swings inherent in the markets. This strategy argues for maintaining significant exposure to equities, despite the recent above average returns, since stocks have outperformed other asset classes over a long period of time.

                                 Sincerely,

                             /s/ Charles Porten
                                 Charles Porten
                                 Chief Investment Officer

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

IBJ FUNDS Trust
IBJ RESERVE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        COST
PAR VALUE                                                             (NOTE 2)
---------                                                             --------
COMMERCIAL PAPER (A) - 65.28%
$1,000,000         Abbott Laboratories
                   5.480%, 06/01/98 .............                   $ 1,000,000
 1,100,000         American Express
                   5.450%, 07/08/98 .............                     1,093,838
 1,000,000         Amgen, Inc.
                   5.520%, 08/25/98 .............                       986,967
 1,100,000         BAT Capital Corp.
                   5.600%, 06/22/98 .............                     1,096,406
 1,000,000         Bell Atlantic Network
                   5.480%, 06/09/98 .............                       998,782
 1,000,000         Coca-Cola Corp.
                   5.460%, 08/13/98 .............                       988,928
 1,100,000         Deere & Co.
                   5.490%, 07/16/98 .............                     1,092,451
 1,000,000         Fluor Corp.
                   5.520%, 07/07/98 .............                       994,480
 1,000,000         Ford Motor Credit
                   5.480%, 06/12/98 .............                       998,326
 1,100,000         General Electric Capital Corp.
                   5.510%, 06/04/98 .............                     1,099,494
 1,000,000         IBM Credit Corp.
                   5.510%, 07/15/98 .............                       993,266
 1,100,000         National Rural Utilities
                   5.470%, 07/21/98 .............                     1,091,643
 1,000,000         Southern Co.
                   5.510%, 06/10/98 .............                       998,623
 1,100,000         Texaco Inc.
                   5.490%, 06/12/98 .............                     1,098,155
 1,000,000         Weyerhauser Real Estate
                   5.480%, 06/11/98 .............                       998,478
                                                                    -----------
                   Total Commercial Paper                           $15,529,837
                   (Cost $15,529,837)                               -----------
                                                     CREDIT
                                                     RATINGS+
                                                     -------

U.S. GOVERNMENT AND
AGENCY OBLIGATIONS - 35.92%
                   FEDERAL HOME LOAN BANK - 10.02%
$2,400,000         5.390%, 07/15/98 .............    AAA/Aaa        $ 2,384,189
                                                                    -----------

                   FEDERAL HOME LOAN
                   Mortgage Corp. - 19.23%
 1,500,000         5.410%, 06/11/98 .............    AAA/Aaa          1,497,746
 1,100,000         5.490%, 07/02/98 .............    AAA/Aaa          1,094,899
 2,000,000         5.390%, 08/04/98 .............    AAA/Aaa          1,980,836
                                                                    -----------
                                                                      4,573,481
                                                                    -----------

                   FEDERAL NATIONAL
                   MORTGAGE ASSOCIATION - 6.67%
   500,000         5.400%, 07/02/98 .............    AAA/Aaa            497,675
 1,100,000         5.400%, 08/10/98 .............    AAA/Aaa          1,088,450
                                                                    -----------
                                                                      1,586,125
                                                                    -----------

                   TOTAL U.S. GOVERNMENT AND
                   AGENCY OBLIGATIONS ...........                     8,543,795
                   (Cost $8,543,795)                                -----------

  SHARES
  ------
SHORT-TERM INVESTMENTS - 2.28%
                   TempCash Provident Money Market
   542,818         Investment Fund ..............                       542,818

                   TOTAL SHORT-TERM INVESTMENTS .                       542,818
                   (Cost $542,818)                                  -----------

                   TOTAL INVESTMENTS - 103.48% ..                    24,616,450
                   (Cost $24,616,450**)                             -----------
                   NET OTHER ASSETS
                   AND LIABILITIES - (3.48)% ....                      (828,934)
                                                                    -----------

                   NET ASSETS - 100.00% .........                   $23,787,516
                                                                    ===========

----------
(A) Represents discount yield at time of purchase.
  + See page 12 for Credit Ratings Summary
 ** Aggregate cost for Federal tax purposes is $24,616,450.

                 See accompanying notes to financial statements.

IBJ FUNDS Trust
IBJ CORE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     CREDIT            VALUE
PAR VALUE                                            RATINGS+         (NOTE 2)
---------                                            -------          --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 49.48%
                   U.S. TREASURY NOTES - 22.75%
$  900,000         6.750%, 04/30/00 .............    AAA/Aaa        $   919,296
 1,750,000         6.625%, 04/30/02 .............    AAA/Aaa          1,811,513
 1,000,000         6.875%, 05/15/06 .............    AAA/Aaa          1,076,920
 2,000,000         7.000%, 07/15/06 .............    AAA/Aaa          2,172,400
 1,250,000         6.500%, 10/15/06 .............    AAA/Aaa          1,318,287
 1,000,000         6.250%, 02/15/07 .............    AAA/Aaa          1,040,690
                                                                    -----------
                                                                      8,339,106
                                                                    -----------

                   U.S. TREASURY BONDS - 11.87%
 1,250,000         7.250%, 08/15/22 .............    AAA/Aaa          1,465,838
 1,350,000         6.875%, 08/15/25 .............    AAA/Aaa          1,529,051
 1,250,000         6.500%, 11/15/26 .............    AAA/Aaa          1,356,400
                                                                    -----------
                                                                      4,351,289
                                                                    -----------

                   FEDERAL FARM CREDIT BANK - 3.22%
   650,000         6.320%, 09/09/02 .............    AAA/Aaa            663,533
   500,000         6.430%, 07/23/07 .............    AAA/Aaa            517,755
                                                                    -----------
                                                                      1,181,288
                                                                    -----------

                   FEDERAL HOME LOAN BANK - 1.24%
   435,000         6.750%, 04/05/04 .............    AAA/Aaa            455,193

                   FEDERAL HOME LOAN
                   MORTGAGE CORPORATION - 1.72%
    11,798         7.500%, 02/01/17 Pool # 285113    AAA/Aaa             12,222
   615,000         7.055%, 06/07/01 .............    AAA/Aaa            616,574
                                                                    -----------
                                                                        628,796
                                                                    -----------

                   FEDERAL NATIONAL
                   MORTGAGE ASSOCIATION - 6.07%
   150,000         6.720%, 07/14/04 .............    AAA/Aaa            152,223
   700,000         6.540%, 10/03/05 .............    AAA/Aaa            727,979
   850,000         6.700%, 06/19/07 .............    AAA/Aaa            896,495
   432,473         8.000%, 11/01/26 Pool # 358604    AAA/Aaa            448,958
                                                                    -----------
                                                                      2,225,655
                                                                    -----------

                   GOVERNMENT NATIONAL
                   MORTGAGE ASSOCIATION - 2.61%
     2,222         11.500%, 04/15/10 Pool # 39821    AAA/Aaa              2,524
    52,801         13.000%, 06/15/14 Pool # 102627   AAA/Aaa             61,810
    71,820         13.000%, 11/15/14 Pool # 115224   AAA/Aaa             84,074
    24,207         13.000%, 12/15/14 Pool # 120883   AAA/Aaa             28,336
   320,707         8.000%, 07/15/26 Pool # 423877    AAA/Aaa            333,432
   325,670         8.000%, 12/15/26 Pool # 432232    AAA/Aaa            338,593
   105,312         8.000%, 01/15/27 Pool # 445081    AAA/Aaa            109,491
                                                                    -----------
                                                                        958,260
                                                                    -----------
                   TOTAL U.S. GOVERNMENT AND
                   AGENCY OBLIGATIONS ...........                    18,139,587
                   (Cost $17,638,354)                               -----------


CORPORATE OBLIGATIONS - 49.62%
                   AUTOMOBILES - 2.54%
   335,000         Ford Capital BV 9.875%, 05/15/02  A/A1               378,550
   400,000         General Motors Acceptance Corp.,
                   Notes
                   7.000%, 03/01/00 .............    A/A2               406,500
   131,000         General Motors Acceptance Corp.
                   9.000%, 10/15/02 .............    A/A2               144,755
                                                                    -----------
                                                                        929,805
                                                                    -----------
                   BANKING - 3.67%
   200,000         BankAmerica Corp., MTN
                   7.125%, 05/12/05 ... .........    A+/Aa3             209,000
   250,000         Bankers Trust Corp. NY
                   9.500%, 06/14/00 .............    A-/A3              265,624
   175,000         El Paso Natural Gas
                   7.500%, 11/15/26 .............    BBB/Baa2           188,781
   315,000         Firstar Corp.
                   7.150%, 09/01/00 .............    BBB+/A3            315,788
   350,000         Swiss Bank Corp. NY
                   7.000%, 10/15/15 .............    AA/Aa1             364,875
                                                                    -----------
                                                                      1,344,068
                                                                    -----------
                   CHEMICALS - 0.48%
   175,000         Eastman Chemical, Notes
                   6.375%, 01/15/04 .............    BBB+/A3            175,656

                   DURABLE GOODS - 0.76%
   250,000         Whirlpool Corp., Debs.
                   9.000%, 03/01/03 .............    A-/Baa1            277,500

                   FINANCIAL SERVICES - 6.06%
   350,000         Associates Corp., N.A. Sr. Notes
                   7.500%, 04/15/02 .............    AA-/Aa3            365,750
   385,000         Commercial Credit Co., Notes
                   6.875%, 05/01/02 .............    A+/A1              395,588
   319,000         Dean Witter Discovery & Co.,
                   Notes
                   6.875%, 03/01/03 .............    A+/A1              327,373
   100,000         Discover Credit, MTN
                   8.540%, 12/11/01 .............    A-/A2              107,150
   335,000         Lehman Brothers, Inc., Sr.
                   Sub. Notes 6.625%, 02/15/08 ..    A/Baa1             337,513
   270,000         Lehman Brothers Holdings, Notes
                   8.500%, 05/01/07 .............    A/Baa1             307,800
   370,000         Midland Amer Cap., Debs.
                   12.750%, 11/15/03 ............    A/Aa3              380,638
                                                                    -----------
                                                                      2,221,812
                                                                    -----------
                   FOOD - 2.07%
   350,000         Nabisco, Inc. 6.850%, 06/15/05    BBB/Baa2           354,375
   400,000         Tyson Foods, Inc., Notes
                   6.625%, 10/17/05 .............    A-/A3              406,500
                                                                    -----------
                                                                        760,875
                                                                    -----------
                   INDUSTRIAL GOODS & SERVICES - 14.70%
   135,000         ADT Operations, Sr. Sub. Notes
                   9.250%, 08/01/03 .............    BBB+/Baa1          142,256
   636,000         American Standard, Sr. Notes
                   9.875%, 06/01/01 .............    B1                 654,285
   200,000         ARA Group 8.500%, 06/01/03 ...    NR                 208,500
   210,000         Case Corp. 7.250%, 08/01/05 ..    A-/Baa1            220,763
   325,000         Champion International Corp.
                   7.700%, 12/15/99 ...BBB/Baa1 .                       333,125
   230,000         Hertz Corp. 7.000%, 05/01/02 .    BBB+/A3            234,313
   467,000         Lockheed Martin Corp.
                   7.250%, 05/15/06 .............    BBB+/A3            494,436
   150,000         Panamerican Beverage, Inc.,
                   Sr. Notes 8.125%, 04/01/03 ...    BBB-/Baa3          155,625
   330,000         Pennzoil Co. 10.625%, 06/01/01    BBB/Baa3           344,438
   275,000         Polaroid Corp. 8.000%, 03/15/99   BBB-/Baa3          278,437
   125,000         Rohm & Haas Co., Debs.
                   9.375%, 11/15/19 .............    A/A1               135,469
   250,000         Scotts Co. 9.875%, 08/01/04 ..    BB+/Ba3            268,750
   225,000         Tyco International, Ltd.
                   8.250%, 08/01/00 .............    A-/A3              231,469
   463,000         USG Corp. Debs.
                   8.750%, 03/01/17 .............    BBB/Baa3           479,205
   200,000         USG Corp. Debs.
                   9.250%, 09/15/01 .............    BBB/Baa3           217,000
   500,000         Westinghouse Electric Corp.,
                   Notes
                   9.300%, 06/07/99 .............    BB/Ba1             513,125
   250,000         Westinghouse Electric Corp.,
                   Notes
                   9.400%, 01/31/01 .............    BB/Ba1             263,750
   200,000         Westpoint Stevens, Inc., Sr.
                   Notes
                   8.750%, 12/15/01 .............    BB/Ba3             215,750
                                                                    -----------
                                                                      5,390,696
                                                                    -----------
                   HEALTH CARE SERVICES - 0.66%
   250,000         Columbia/HCA Healthcare Corp.
                   7.000%, 07/01/07 .............    BBB/Ba2            240,938

                   OIL AND GAS - 2.32%
   250,000         Amoco Canada Petroleum Co.,
                   Debs. 7.950%, 10/01/22 .......    AAA/Aa1            281,250
   101,000         Columbia Gas System
                   6.800%, 11/28/05 .............    BBB+/Baa1          103,399
   250,000         Gulf Canada Resources Ltd.,
                   Sub. Notes 9.625%, 07/01/05       BB-/Ba2            270,625
   190,000         Union Oil of California
                   6.700%, 10/15/07 .............    BBB+/Baa1          194,750
                                                                    -----------
                                                                        850,024
                                                                    -----------
                   STEEL - 0.72%
   250,000         AK Steel Corp.
                   10.750%, 04/01/04 ............    BB-/Ba2            266,250

                   TELECOMMUNICATIONS - 0.94%
   150,000         Bellsouth Telecommunications,
                   Inc.
                   6.500%, 02/01/00 .............    AAA/Aaa            151,500
   190,000         GTE Southwest, Inc.
                   6.540%, 12/01/05 .............    AA-/A2             193,800
                                                                    -----------
                                                                        345,300
                                                                    -----------
                   TRANSPORTATION - 3.82%
   431,000         Canadian National Railway, Notes
                   7.000%, 03/15/04 .............    BBB/Baa2           442,852
   140,000         Canadian Pacific, Notes
                   6.875%, 04/15/03 .............    BBB+/Baa1          143,150
   300,000         CSX Corp.
                   7.000%, 09/15/02 .............    BBB/Baa2           308,250
   350,000         Conrail, Inc., Notes
                   6.860%, 12/31/07 .............    A/A1               361,225
   140,000         Union Pacific Corp.
                   7.375%, 05/15/01 .............    BBB-/Baa3          144,550
                                                                    -----------
                                                                      1,400,027
                                                                    -----------
                   UTILITIES - 10.88%
   325,000         California Energy Co., Inc.,
                   Notes
                   10.250%, 01/15/04 ............    BB+/Ba1            350,594
   350,000         Central Power & Light Co., Notes
                   6.875%, 02/01/03 .............    A/A3               360,063
   295,000         Connecticut Light &
                   Power Co., Notes
                   7.250%, 07/01/99 .............    BB/Ba3             295,369
   340,000         Duquesne Light Co.
                   8.375%, 05/15/24 .............    BBB+/Baa1          355,725
    60,000         Duquesne Light Co.
                   8.375%, 05/15/24 .............    AAA/Aaa             62,700
   250,000         Hydro-Quebec, MTN
                   8.590%, 08/22/01 .............    A+/A2              267,813
   285,000         Hydro-Quebec, MTN
                   9.410%, 03/23/00 .............    A+/A2              301,030
   300,000         Illinois Power Co., Notes
                   6.500%, 08/01/03 .............    BBB/Baa1           304,500
   300,000         Jersey Central Power &
                   Light Co., Notes
                   7.125%, 10/01/04 .............    A-/Baa1            310,500
   400,000         National Rural Utilities, Notes
                   6.500%, 09/15/02 .............    AA/Aa3             406,000
   400,000         New Orleans
                   Public Service, Inc., Notes
                   8.000%, 03/01/06 .............    BBB/Baa2           414,500
   400,000         Niagara Mohawk Power Corp.
                   6.500%, 08/01/98 .............    BBB-/Ba1            399,500
    10,000         Niagara Mohawk Power Corp.
                   9.250%, 10/01/01 .............    BBB-/Ba1            10,800
   100,000         Niagara Mohawk Power Corp.
                   9.500%, 06/01/00 .............    BBB-/Ba1           105,750
    40,000         Rochester Gas & Electirc Corp.
                   9.375%, 04/01/21 .............    A-/A3               45,400
                                                                    -----------
                                                                      3,990,244
                                                                    -----------
                   TOTAL CORPORATE OBLIGATIONS                       18,193,195
                   (Cost $17,928,884)                               -----------

        SHARES
        ------
SHORT-TERM INVESTMENTS - 0.74%
                   TempCash Provident Money Market
   273,049         Investment Fund ..............                       273,049
                                                                    -----------
                   TOTAL SHORT-TERM INVESTMENTS                         273,049
                   (Cost $273,048)                                  -----------

                   TOTAL INVESTMENTS - 99.84%                        36,605,831
                   (Cost $35,840,286**)                             -----------
                   NET OTHER ASSETS
                   AND LIABILITIES - 0.16%                               59,380
                                                                    -----------
                   NET ASSETS - 100.00%                             $36,665,211
                                                                    ===========
--------------
MTN   Medium Term Note
  +   See page 12 for Credit Rating Summary
 **   Aggregate cost for Federal tax purposes is $35,840,286.

                 See accompanying notes to financial statements.

IBJ FUNDS Trust
IBJ CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) - MAY 31, 1998
--------------------------------------------------------------------------------

                                                                      VALUE
  SHARES                                                             (NOTE 2)
  ------                                                             --------
COMMON STOCKS - 95.59%
                   AEROSPACE / DEFENSE - 4.48%
    31,600         Allied Signal Corp. ....................        $  1,350,900
    42,700         Boeing Co. .............................           2,033,587
    30,000         Raytheon Co., Class B ..................           1,640,625
                                                                   ------------
                                                                      5,025,112
                                                                   ------------
                   AUTOMOBLIES - 0.85%
    20,000         Echlin, Inc. ...........................             950,000
                                                                   ------------

                   BANKING - 6.33%
    68,000         Charter One Financial, Inc. ............           2,329,000
    31,800         NationsBank Corp. ......................           2,408,850
     6,500         Wells Fargo & Co. ......................           2,349,750
                                                                   ------------
                                                                      7,087,600
                                                                   ------------
                   BEVERAGES - 2.53%
    69,600         PepsiCo, Inc. ..........................           2,840,550
                                                                   ------------

                   CHEMICALS - 3.90%
    19,000         Air Products & Chemicals, Inc ..........           1,653,000
    49,000         Monsanto Co. ...........................           2,713,375
                                                                   ------------
                                                                      4,366,375
                                                                   ------------
                   COMPUTERS - 0.76%
    20,500         EMC Corp./ Mass.* ......................             849,469
                                                                   ------------

                   DIVERSIFIED MANUFACTURING - 8.93%
    42,500         AMETEK, Inc. ...........................           1,227,188
   100,000         Coltec Industries, Inc.* ...............           2,231,250
    24,200         Dexter Corp. ...........................             998,250
    41,000         General Electric Co. ...................           3,418,375
    86,300         International Game Technology ..........           2,130,530
                                                                   ------------
                                                                     10,005,593
                                                                   ------------
                   ENTERTAINMENT - 1.74%
    25,000         Time Warner, Inc. ......................           1,945,313
                                                                   ------------

                   ENVIRONMENTAL - 0.74%
    27,200         U.S. Filter Corp.* .....................             827,900
                                                                   ------------

                   FINANCIAL SERVICES - 1.98%
    16,400         Household International, Inc. ..........           2,219,125
                                                                   ------------

                   FOOD - 2.36%
    45,000         Sara Lee Corp. .........................           2,649,375
                                                                   ------------

                   FOOD SERVICE - 1.98%
    95,000         Sysco Corp. ............................           2,214,688
                                                                   ------------

                   HEALTH CARE - 1.53%
    30,000         Baxter International, Inc. .............           1,715,625
                                                                   ------------

                   HOUSEHOLD PRODUCTS - 2.33%
    30,000         Colgate-Palmolive Co. ..................           2,610,000
                                                                   ------------

                   INSURANCE - 4.32%
    20,250         American International Group, Inc. .....           2,507,203
    50,000         Conseco, Inc. ..........................           2,331,250
                                                                   ------------
                                                                      4,838,453
                                                                   ------------
                   METALS - 1.24%
    20,000         Aluminum Co. of America ................           1,387,500
                                                                   ------------

                   MEDIA - 1.30%
    59,000         The News Corp., ADR ....................           1,452,875
                                                                   ------------

                   OIL AND GAS - 8.88%
    10,000         Atlantic Richfield Co. .................             788,750
    32,000         Exxon Corp. ............................           2,256,000
    30,000         Mobil Corp. ............................           2,340,000
    86,000         Newpark Resources, Inc.* ...............           1,564,125
    40,400         Noble Affiliates, Inc. .................           1,578,125
    40,000         Unocal Corp. ...........................           1,425,000
                                                                   ------------
                                                                      9,952,000
                                                                   ------------
                   PACKAGING AND CONTAINERS - 1.24%
    26,000         Sealed Air Corp.* ......................           1,391,000
                                                                   ------------

                   PAPER AND ALLIED PRODUCTS - 1.32%
    30,000         Kimberly-Clark Corp. ...................           1,486,875
                                                                   ------------

                   PHARMACEUTICALS - 6.80%
    41,000         Amgen, Inc.* ...........................           2,480,500
    22,000         Pfizer, Inc. ...........................           2,305,875
    34,400         R.P. Scherer Corp.* ....................           2,840,150
                                                                   ------------
                                                                      7,626,525
                                                                   ------------
                   RETAIL - 6.97%
    40,000         Costco Cos., Inc.* .....................           2,315,000
    60,000         Fred Meyer, Inc.* ......................           2,580,000
    68,000         Kroger Co.* ............................           2,919,750
                                                                   ------------
                                                                      7,814,750
                                                                   ------------
                   TECHNOLOGY - 8.77%
    25,000         Hewlett Packard Co. ....................           1,553,125
    27,700         Intel Corp. ............................           1,978,818
    18,872         Lucent Technologies, Inc. ..............           1,338,733
    65,000         Molex, Inc. ............................           1,811,875
    31,000         SCI Systems, Inc. ......................           1,057,875
    55,000         Xilinx, Inc.* ..........................           2,091,719
                                                                   ------------
                                                                      9,832,145
                                                                   ------------
                   TELECOMMUNICATIONS - 7.27%
    86,199         360 Communications Co.* ................           2,462,059
    45,000         Cincinnati Bell, Inc. ..................           1,431,562
    54,000         SBC Communications, Inc. ...............           2,099,250
    30,000         Sprint Corp. ...........................           2,152,500
                                                                   ------------
                                                                      8,145,371
                                                                   ------------
                   TOBACCO - 1.28%
    38,600         Philip Morris Cos., Inc. ...............           1,442,675
                                                                   ------------
                   TRANSPORTATION - 1.68%
    60,000         Norfolk Southern Corp. .................           1,878,750
                                                                   ------------
                   UTILITIES - 4.08%
    68,200         CINergy Corp. ..........................           2,203,713
    41,100         Duke Power Co. .........................           2,368,388
                                                                   ------------
                                                                      4,572,101
                                                                   ------------
                   TOTAL COMMON STOCKS ....................         107,127,745
                   (Cost $78,494,909)                              ------------

SHORT-TERM INVESTMENTS - 3.57%
 4,001,954         TempCash Provident Money
                   Market Investment Fund .................           4,001,954
                                                                   ------------
                   TOTAL SHORT-TERM INVESTMENTS ...........           4,001,954
                   (Cost $4,001,954)                               ------------

                   TOTAL INVESTMENTS - 99.16% .............         111,129,699
                   (Cost $82,496,863** )                           ------------
                   NET OTHER ASSETS
                   AND LIABILITES - 0.84% .................             946,577
                                                                   ------------
                   TOTAL NET ASSETS - 100.00% .............        $112,076,276
                                                                   ============
--------------
  *   Non-income producing security.
 **   Aggregate cost for Federal tax purposes is $82,496,863.
ADR   American Depository Receipt

                 See accompanying notes to financial statements.

IBJ FUNDS Trust
IBJ BLENDED TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) - MAY 31, 1998
--------------------------------------------------------------------------------

                                                                      VALUE
  SHARES                                                             (NOTE 2)
  ------                                                             --------
COMMON STOCKS - 45.65%
                   AEROSPACE / DEFENSE - 2.27%
     9,100         Allied Signal, Inc. ....................        $    389,025
    11,700         Boeing Co. .............................             557,213
     8,700         Raytheon Co., Class B ..................             475,781
                                                                   ------------
                                                                      1,422,019
                                                                   ------------
                   AUTOMOBILES - 0.42%
     5,600         Echlin, Inc. ...........................             266,000
                                                                   ------------

                   BANKING - 3.04%
    19,600         Charter One Financial, Inc. ............             671,300
     9,200         NationsBank Corp. ......................             696,900
     1,500         Wells Fargo & Co. ......................             542,250
                                                                   ------------
                                                                      1,910,450
                                                                   ------------
                   BEVERAGES - 1.27%
    19,500         PepsiCo, Inc. ..........................             795,844

                   CHEMICALS - 1.90%
     5,000         Air Products & Chemicals, Inc. .........             435,000
    13,700         Monsanto Co. ...........................             758,638
                                                                   ------------
                                                                      1,193,638
                                                                   ------------
                   COMPUTERS - 0.46%
     7,000         EMC Corp./ Mass.* ......................             290,063
                                                                   ------------

                   DIVERSIFIED MANUFACTURING - 4.38%
    11,900         AMETEK, Inc. ...........................             343,613
    29,000         Coltec Industries, Inc.* ...............             647,063
     7,000         Dexter Corp. ...........................             288,750
    11,800         General Electric Co. ...................             983,825
    20,000         International Game Technology ..........             493,750
                                                                   ------------
                                                                      2,757,001
                                                                   ------------
                   ENTERTAINMENT - 0.87%
     7,000         Time Warner, Inc. ......................             544,688
                                                                   ------------

                   ENVIRONMENTAL - 0.48%
    10,000         U.S. Filter Corp. ......................             304,375
                                                                   ------------

                   FOOD - 1.18%
    12,600         Sara Lee Corp. .........................             741,825
                                                                   ------------

                   FOOD SERVICE - 0.74%
    20,000         Sysco Corp. ............................             466,250
                                                                   ------------

                   HEALTH CARE - 1.09%
    12,000         Baxter International, Inc. .............             686,250
                                                                   ------------

                   HOUSEHOLD PRODUCTS - 0.83%
     6,000         Colgate-Palmolive Co. ..................             522,000
                                                                   ------------

                   INSURANCE - 3.35%
     6,000         American International Group, Inc. .....             742,875
    14,400         Conseco, Inc. ..........................             671,400
                   5,000 Progressive Corp. Ohio ...........             689,375
                                                                   ------------
                                                                      2,103,650
                                                                   ------------
                   METALS - 0.62%
     5,600         Aluminum Co. of America ................             388,500
                                                                   ------------

                   MEDIA - 0.63%
    16,000         The News Corp., ADR ....................             394,000
                                                                   ------------

                   OIL AND GAS - 4.07%
    10,000         Exxon Corp. ............................             705,000
     7,000         Mobil Corp. ............................             546,000
    22,800         Newpark Resources, Inc.* ...............             414,675
    10,000         Noble Affiliates, Inc. .................             390,624
    14,000         Unocal Corp. ...........................             498,750
                                                                   ------------
                                                                      2,555,049
                                                                   ------------
                   PACKAGING AND CONTAINERS - 0.64%
     7,500         Sealed Air Corp.* ......................             401,250
                                                                   ------------

                   PHARMACEUTICALS - 3.43%
    11,500         Amgen, Inc.* ...........................             695,750
     6,400         Pfizer, Inc. ...........................             670,800
     9,600         R.P. Scherer Corp.* ....................             792,600
                                                                   ------------
                                                                      2,159,150
                                                                   ------------
                   RETAIL - 3.36%
    10,700         Costco Cos., Inc.* .....................             619,263
    16,500         Fred Meyer, Inc.* ......................             709,500
    18,300         Kroger Co.* ............................             785,756
                                                                   ------------
                                                                      2,114,519
                                                                   ------------
                   TECHNOLOGY - 4.57%
     7,100         Hewlett Packard Co. ....................             441,088
     8,000         Intel Corp. ............................             571,500
     6,000         Lucent Technologies, Inc. ..............             425,625
    20,000         Molex, Inc. ............................             557,500
     9,000         SCI Systems, Inc.* .....................             307,125
    15,000         Xilinx, Inc.* ..........................             570,468
                                                                   ------------
                                                                      2,873,306
                                                                   ------------
                   TELECOMMUNICATIONS - 1.79%
    25,000         360 Communications Co.* ................             714,063
    13,000         Cincinnati Bell, Inc. ..................             413,563
                                                                   ------------
                                                                      1,127,626
                                                                   ------------
                   TOBACCO - 0.65%
    11,000         Philip Morris Cos., Inc. ...............             411,125
                                                                   ------------

                   TRANSPORTATION - 0.86%
    17,300         Norfolk Southern Corp. .................             541,706
                                                                   ------------

                   UTILITIES - 2.75%
    19,100         CINergy Corp. ..........................             617,169
    15,000         CMS Energy Corp. .......................             653,437
    12,500         Peoples Energy Corp. ...................             460,938
                                                                   ------------
                                                                      1,731,544
                                                                   ------------
                   Total Common Stocks ....................          28,701,828
                   (Cost $22,744,961)                              ------------

CONVERTIBLE PREFERRED STOCK - 0.76%
                   TRANSPORTATION - 0.76%
    12,500         Laidlaw One, Inc. 5.75%, 12/31/00 ......             478,124
                                                                   ------------
                   TOTAL CONVERTIBLE PREFERRED STOCK                    478,124
                   (Cost $629,781)                                 ------------
                                                     CREDIT
PAR VALUE                                            RATINGS+
---------                                            --------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.31%
                   U.S. TREASURY NOTES - 9.74%
$  750,000         6.375%, 03/31/01 .............    AAA/Aaa            765,548
 1,500,000         6.500%, 05/15/05 .............    AAA/Aaa          1,575,060
 1,500,000         6.875%, 05/15/06 .............    AAA/Aaa          1,615,380
 2,000,000         7.000%, 07/15/06 .............    AAA/Aaa          2,172,400
                                                                   ------------
                                                                      6,128,388
                                                                   ------------
                   U.S. TREASURY BONDS - 9.95%
 2,000,000         6.500%, 11/15/26 .............    AAA/Aaa          2,170,240
 2,000,000         6.625%, 02/15/27 .............    AAA/Aaa          2,208,100
 1,750,000         6.375%, 08/15/27 .............    AAA/Aaa          1,880,253
                                                                   ------------
                                                                      6,258,593
                                                                   ------------
                   FEDERAL HOME LOAN
                   MORTGAGE CORPORATION - 0.81%
   500,000         6.095%, 03/01/06 .............    AAA/Aaa            506,240
                                                                   ------------
                   FEDERAL NATIONAL
                   MORTGAGE ASSOCIATION - 0.67%
   400,000         6.570%, 08/22/07, MTN ........    AAA/Aaa            417,935
       500         6.500%, 08/25/04 .............    AAA/Aaa                506
                                                                   ------------
                                                                        418,441
                                                                   ------------
                   GOVERNMENT NATIONAL
                   MORTGAGE ASSOCIATION - 0.14%
    20,630         13.000%, 10/15/13, Pool # 102470  AAA/Aaa             24,148
    53,818         13.000%, 03/15/12, Pool # 55056   AAA/Aaa             63,000
                                                                   ------------
                                                                         87,148
                                                                   ------------
                   TOTAL U.S. GOVERNMENT AND
                   AGENCY OBLIGATIONS ...........                    13,398,810
                   (Cost $12,963,832)                              ------------

CORPORATE OBLIGATIONS - 22.89%
                   AUTOMOBILES - 0.65%
   400,000         General Motors Acceptance Corp.
                   7.000%, 03/01/00 .............    A/A2               406,500
                                                                   ------------
                   BANKING - 0.60%
   350,000         JP Morgan Capital Trust II
                   7.950%, 02/01/27 .............    A+/Aaa3            380,187
                                                                   ------------
                   ENTERTAINMENT - 0.13%
    80,000         Time Warner, Inc.
                   7.950%, 02/01/00 .............    BBB-/Baa3           82,300
                                                                   ------------
                   HEALTH SERVICES - 0.87%
   500,000         Columbia/HCA Healthcare Corp.
                   9.000%, 12/15/14 .............    BBB/Ba2             544,375
                                                                   ------------
                   INDUSTRIAL GOODS AND SERVICES - 13.03%
   600,000         American Standard
                   10.875%, 05/15/99 ............    BB-/Ba3            628,500
 1,446,000         American Standard
                   9.875%, 06/01/01 .............    BB3              1,487,573
   750,000         Coca-Cola Bottling (SW)
                   9.000%, 11/15/03 .............    B+/B1              787,500
   300,000         JP Foodservice, Inc.
                   8.875%, 11/01/03 .............    B/B2               309,750
   481,000         La Quinta Inns, Inc.
                   9.250%, 05/15/03 .............    BB+/Ba2            499,037
   283,000         News Corp. Ltd.
                   11.000%, 10/01/02 ............    BB+/B1             298,211
   750,000         Scotts Co.
                   9.875%, 08/01/04 .............    BB+/Ba3            806,250
   250,000         Unisys Corp.
                   12.000%, 04/15/03 ............    BB-/Ba3            283,438
   795,000         USG Corp., Debs.
                   8.750%, 03/01/17 .............    BBB/Baa3           822,825
   750,000         Valassis Communications, Inc.
                   9.550%, 12/01/03 .............    BB+/Ba1            839,063
   350,000         Valassis Inserts, Inc.
                   9.375%, 03/15/99 .............    BB-/Ba3            357,000
   550,000         Westinghouse Electric Corp.
                   9.300%, 06/07/99 .............    BB/Ba1             564,438
   470,000         Westpoint Stevens, Inc.
                   8.750%, 12/15/01 .............    BB/Ba3             507,013
                                                                   ------------
                                                                      8,190,598
                                                                   ------------
                   METALS - 1.27%
   750,000         AK Steel Corp.
                   10.750%, 04/01/04 ............    BB-/Ba2            798,750
                                                                   ------------
                   OIL AND GAS - 3.86%
   350,000         Amoco Canada Petroleum Co.
                   7.950%, 10/01/22 .............    AAA/Aa1            393,750
   500,000         Ferrellgas Partnership
                   9.375%, 06/15/06 .............    B+/B1              533,125
   750,000         Imperial Oil Ltd.
                   8.750%, 10/15/19 .............    AA+/Aa2            800,625
   641,000         Occidental Petroleum Corp.
                   11.125%, 06/01/19 ............    BBB/Baa2           703,497
                                                                   ------------
                                                                      2,430,997
                                                                   ------------
                   RETAIL - 1.87%
   250,000         K Mart Corp.
                   9.800%, 06/15/98 .............    B1                 250,000
   900,000         Kroger Co.
                   10.000%, 05/01/99 ............    BB+/Ba2            927,062
                                                                   ------------
                                                                      1,177,062
                                                                   ------------
                   UTILITIES - 0.61%
   385,000         Niagara Mohawk Power Corp.
                   6.500%, 08/01/98 .............    BBB-/Ba1           384,519
                                                                   ------------
                   TOTAL CORPORATE OBLIGATIONS                       14,395,288
                   (Cost $14,242,593)                              ------------

COMMERCIAL PAPER (A) - 3.57%
                   DIVERSIFIED MANUFACTURING - 1.19%
   750,000         Tenneco, Inc.
                   5.650%, 06/12/98 .............    BBB/Baa1           748,705
                                                                   ------------
                   TELECOMMUNICATIONS - 1.20%
   750,000         Cincinnati Bell, Inc.
                   5.650%, 06/04/98 .............    A-/Baa1            749,647
                                                                   ------------
                   TRANSPORTATION - 1.18%
   750,000         Norfolk Southern Corp.
                   5.690%, 07/13/98 .............    BBB+/Baa1          745,021
                                                                   ------------
                   TOTAL COMMERCIAL PAPER .......                     2,243,373
                   (Cost $2,243,373)                               ------------
 SHARES
 ------
SHORT-TERM INVESTMENTS - 4.72%
 2,968,032         TempCash Provident Money Market
                   Investment Fund ..............                     2,968,032
                                                                   ------------
                   TOTAL SHORT-TERM INVESTMENTS .                     2,968,032
                   (Cost $2,968,032)                               ------------

                   TOTAL INVESTMENTS - 98.90%                        62,185,455
                   (Cost $55,792,572**)                            ------------
                   NET OTHER ASSETS
                   AND LIABILITES - 1.10% .......                       692,067
                                                                   ------------
                   TOTAL NET ASSETS - 100.00%                      $ 62,877,522
                                                                   ============

-------------
  *  Non-income producing security.
 **  Aggregate cost for Federal tax purposes is $55,792,572.
MTN  Medium Term Note
(A)  Represents discount yield at time of purchase.
     See page 12 for Credit Ratings Summary

                 See accompanying notes to financial statements.

IBJ FUNDS Trust
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED) - MAY 31, 1998
-------------------------------------------------------------------------------

CREDIT RATINGS GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS SERVICES INC. (UNAUDITED)

STANDARD & POOR'S   MOODY'S
-----------------   -------
       A1             P1    Instrument of the highest quality.
      AAA             Aaa   Instrument judged to be of the highest quality and
                            carrying the smallest amount of investment risk.
      AA              Aa    Instrument judged to be of high quality by all
                            standards.
       A               A    Instrument judged to be adequate by all standards.
      BBB             Baa   Instrument judged to be of modest quality by all
                            standards.
      BB              Ba    Instrument judged to have speculative elements.
       B               B    Instrument judged to lack characteristics of the
                            desirable investment.

      NR              NR    Not Rated. In the opinion of the Investment Advisor,
                            instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

The Standard & Poor's rating may be modified by the addition of a plus or minus sign to show relative standings within the major rating categories.

U.S. Government and Agency Issues have an assumed rating of AAA/Aaa.

                 See accompanying notes to financial statements.


IBJ FUNDS Trust
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
                                                 RESERVE MONEY     CORE FIXED     CORE EQUITY     BLENDED TOTAL
                                                  MARKET FUND     INCOME FUND        FUND          RETURN FUND
                                                 -------------     ----------     -----------     -------------
ASSETS:
Investments at cost ..........................    $ 24,616,450    $ 35,840,286    $ 82,496,863    $ 55,792,572
  Net unrealized appreciation ................            --           765,545      28,632,836       6,392,883
                                                  ------------    ------------    ------------    ------------
    Total investments at value ...............      24,616,450      36,605,831     111,129,699      62,185,455
  Cash .......................................         109,167          13,441           9,212           9,177
Receivables
  Investments sold ...........................            --              --           982,069         261,596
  Fund shares sold ...........................         125,281           4,037           2,821           6,915
  Dividends and Interest .....................           1,922         601,940         117,346         547,623
Deferred organization costs ..................          10,504          10,504          10,504          10,504
Other Assets .................................           5,737             548          17,361          12,853
                                                  ------------    ------------    ------------    ------------
  Total Assets ...............................      24,869,061      37,236,301     112,269,012      63,034,123
                                                  ------------    ------------    ------------    ------------
LIABILITIES:
Payables
  Investments purchased ......................         993,266         473,652            --              --
  Fund shares repurchased ....................            --               260          25,236          12,173
  Advisory fees payable ......................            --            12,332          48,832          26,936
  Administration fees payable ................           7,160           8,765          18,790          17,221
  Transfer agent fee .........................          13,250          11,250          13,250          21,250
  Trustees fees ..............................             749           1,148           3,584           2,019
Accrued expenses and other payables ..........          67,120          63,683          83,044          77,002
                                                  ------------    ------------    ------------    ------------
  Total Liabilities ..........................       1,081,545         571,090         192,736         156,601
                                                  ------------    ------------    ------------    ------------
NET ASSETS ...................................    $ 23,787,516    $ 36,665,211    $112,076,276    $ 62,877,522
                                                  ============    ============    ============    ============
NET ASSETS CONSIST OF:
  Paid-In capital ............................    $ 23,796,577    $ 35,808,798    $ 66,151,647    $ 52,289,749
  Accumulated undistributed/(distribution in
    excess of) net investment income .........            --           115,885        (618,574)         53,895
  Accumulated net realized gain/(loss)
    on investments sold ......................          (9,061)        (25,017)     17,910,367       4,140,995
  Net unrealized appreciation of investments .            --           765,545      28,632,836       6,392,883
                                                  ------------    ------------    ------------    ------------
TOTAL NET ASSETS .............................    $ 23,787,516    $ 36,665,211    $112,076,276    $ 62,877,522
                                                  ============    ============    ============    ============
SHARES OF BENEFICIAL INTEREST
  Premium Class:
  Net assets .................................    $     13,323    $     13,808    $     16,355    $     15,030
                                                  ============    ============    ============    ============
  Shares of beneficial interest outstanding ..          13,326           1,334             982           1,220
                                                  ============    ============    ============    ============
  Net assets value offering and
    redemption price per share
    (Net Assets/Shares Outstanding) ..........    $       1.00    $      10.35    $      16.65    $      12.32
                                                  ============    ============    ============    ============
  Service Class:
  Net assets .................................    $ 23,774,193    $ 36,651,403    $112,059,921    $ 62,862,492
                                                  ============    ============    ============    ============
  Shares of beneficial interest outstanding ..      23,783,331       3,541,310       6,730,648       5,104,418
                                                  ============    ============    ============    ============
  Net assets value offering and
    redemption price per share
    (Net Assets/Shares Outstanding) ..........    $       1.00    $      10.35    $      16.65    $      12.32
                                                  ============    ============    ============    ============

                                See accompanying notes to financial statements.

IBJ FUNDS Trust
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
                                                 RESERVE MONEY     CORE FIXED     CORE EQUITY     BLENDED TOTAL
                                                  MARKET FUND     INCOME FUND        FUND          RETURN FUND
                                                 -------------     ----------     -----------     -------------
INVESTMENT INCOME:
  Interest ...................................     $   666,709     $ 1,133,792     $   297,889     $ 1,059,973
                                                   -----------     -----------     -----------     -----------
  Dividend ...................................            --              --           438,042         171,012
                                                   -----------     -----------     -----------     -----------
    Total Income .............................         666,709       1,133,792         735,931       1,230,985
                                                   -----------     -----------     -----------     -----------
EXPENSES:
  Advisory (Note 3) ..........................          41,522          87,260         332,255         188,764
  Administration (Note 3) ....................          28,821          41,730          95,947          66,813
  Transfer Agent (Note 3) ....................           6,971           3,919          18,697          13,845
  Custody (Note 3) ...........................             850             585          26,209           8,540
  Professional Fees ..........................           3,400           9,572          18,718          22,015
  Trustees ...................................           1,361           2,300          15,334           4,675
  Printing ...................................           2,741           6,498           3,390           4,639
  Registration and filing fees ...............           4,728           3,695          22,024           7,456
  Amortization of organization costs .........           1,970           1,970           1,970           1,970
  Miscellaneous ..............................           1,812           2,746          14,625           4,466
                                                   -----------     -----------     -----------     -----------
    Total expenses before waivers ............          94,176         160,275         549,169         323,183
    Less expenses waived (Note 3) ............         (41,522)        (17,452)        (55,375)        (31,460)
                                                   -----------     -----------     -----------     -----------
  Net expenses ...............................          52,654         142,823         493,794         291,723
                                                   -----------     -----------     -----------     -----------
NET INVESTMENT INCOME ........................         614,055         990,969         242,137         939,262
                                                   -----------     -----------     -----------     -----------
NET REALIZED AND UNREALIZED GAINS (LOSS)
  ON INVESTMENTS (NOTE 2):
Net realized gain/(loss) on investment
  transactions ...............................            (508)        132,553      11,806,870       3,563,358
Net change in unrealized appreciation
  (depreciation) on investments ..............            --            79,233        (601,424)        294,320
                                                   -----------     -----------     -----------     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS ................................            (508)        211,786      11,205,446       3,857,678
                                                   -----------     -----------     -----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS .................................     $   613,547     $ 1,202,755     $11,447,583     $ 4,796,940
                                                   ===========     ===========     ===========     ===========

                                See accompanying notes to financial statements.

IBJ FUNDS Trust
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------
                                                                     Reserve Money Market Fund
                                                                     -------------------------
                                                                      For the           For the
                                                                  Six Months Ended     Year Ended
                                                                    May 31, 1998       November 30,
                                                                    (Unaudited)            1997
                                                                  ----------------     -----------
INVESTMENT ACTIVITIES:
Operations:
  Net investment income .........................................    $   614,055        $ 1,400,764
  Net realized gain/(loss) on investment transactions ...........           (508)            (1,601)
  Net change in unrealized appreciation (depreciation)
    of investments ..............................................      --                 --
                                                                     -----------        -----------
Net increase in Net Assets resulting from operations ............        613,547          1,399,163
                                                                     -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Premium Class .................................................           (332)              (631)
  Service Class .................................................       (613,723)        (1,400,133)
                                                                     -----------        -----------
                                                                        (614,055)        (1,400,764)
                                                                     -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME
  Premium Class .................................................           --                 --
  Service Class .................................................           --                 --
                                                                     -----------        -----------
                                                                            --                 --
                                                                     -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS
  Premium Class .................................................           --                 --
  Service Class .................................................           --                 --
                                                                     -----------        -----------
                                                                            --                 --
                                                                     -----------        -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued ...................................     20,842,174         67,540,758
  Dividends reinvested ..........................................        718,224          1,294,564
  Net asset value of shares redeemed ............................    (23,569,651)       (77,319,264)
                                                                     -----------        -----------
Change in net assets from capital share transactions ............     (2,009,253)        (8,483,942)
                                                                     -----------        -----------
Change in net assets ............................................     (2,009,761)        (8,485,543)
NET ASSETS:
  Beginning of year .............................................     25,797,277         34,282,820
                                                                     -----------        -----------
  End of year (including line A) ................................    $23,787,516        $25,797,277
                                                                     ===========        ===========

(A) Undistributed (distribution in excess of) net investment income  $      --          $      --
                                                                     ===========        ===========

                 See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------------------
                 CORE FIXED                         CORE EQUITY                       BLENDED TOTAL
                 INCOME FUND                            FUND                           RETURN FUND
     --------------------------------    --------------------------------    ----------------------------------
          FOR THE          FOR THE           FOR THE           FOR THE            FOR THE          FOR THE
     SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
        MAY 31, 1998      NOVEMBER 30,      MAY 31, 1998       NOVEMBER 30,      MAY 31, 1998      NOVEMBER 30,
        (UNAUDITED)          1997           (UNAUDITED)           1997          (UNAUDITED)           1997
     ----------------     ------------      ------------      ------------      ------------      ------------
        $    990,969      $  1,591,376      $    242,137      $    728,298      $    939,262      $  1,854,818

             132,553           177,278        11,806,870        17,291,184         3,563,358         9,499,637
              79,233           276,460          (601,424)        3,803,831           294,320        (2,647,076)
        ------------      ------------      ------------      ------------      ------------      ------------
           1,202,755         2,045,114        11,447,583        21,823,313         4,796,940         8,707,379
        ------------      ------------      ------------      ------------      ------------      ------------
                (409)             (740)             --                (175)             (184)             (415)
            (996,709)       (1,590,636)             --          (1,114,028)         (936,522)       (1,842,417)
        ------------      ------------      ------------      ------------      ------------      ------------
            (997,118)       (1,591,376)             --          (1,114,203)         (936,706)       (1,842,832)
        ------------      ------------      ------------      ------------      ------------      ------------

                --                --                --                (135)             --                --
                --                --                --            (860,576)             --                --
        ------------      ------------      ------------      ------------      ------------      ------------
                --                --                --            (860,711)             --                --
        ------------      ------------      ------------      ------------      ------------      ------------

                (102)             --              (1,463)           (2,169)           (1,970)             (818)
            (243,082)             --         (10,604,338)      (10,445,960)       (8,769,122)       (3,160,241)
        ------------      ------------      ------------      ------------      ------------      ------------
            (243,184)             --         (10,605,801)      (10,448,129)       (8,771,092)       (3,161,059)
        ------------      ------------      ------------      ------------      ------------      ------------

           5,719,372         7,685,783         9,257,554        21,842,264         3,725,005         7,315,837
           1,385,477         1,445,059        12,137,952        10,890,846        10,123,650         4,588,014
          (2,043,751)       (5,725,457)      (15,561,452)      (30,392,972)       (7,941,317)      (17,975,911)
        ------------      ------------      ------------      ------------      ------------      ------------
           5,061,098         3,405,385         5,834,054         2,340,138         5,907,338        (6,072,060)
        ------------      ------------      ------------      ------------      ------------      ------------
           5,023,551         3,859,123         6,675,836        11,740,408           996,480        (2,368,572)

          31,641,660        27,782,537       105,400,440        93,660,032        61,881,042        64,249,614
        ------------      ------------      ------------      ------------      ------------      ------------
        $ 36,665,211      $ 31,641,660      $112,076,276      $105,400,440      $ 62,877,522      $ 61,881,042
        ============      ============      ============      ============      ============      ============
        $    115,885      $    122,034      $   (618,574)     $   (860,711)     $     53,895      $     51,339
        ============      ============      ============      ============      ============      ============

                 See accompanying notes to financial statements.

IBJ FUNDS Trust
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
                                                                  RESERVE MONEY MARKET FUND
                                 --------------------------------------------------------------------------------------------
                                       FOR THE                 FOR THE                 FOR THE                FOR THE
                                  SIX MONTHS ENDED            YEAR ENDED              YEAR ENDED            PERIOD ENDED
                                    MAY 31, 1998              NOVEMBER 30,            NOVEMBER 30,           NOVEMBER 30,
                                     (UNAUDITED)                 1997                    1996                   1995*
                                  -------------------     -------------------     -------------------     -------------------
                                  PREMIUM     SERVICE     PREMIUM     SERVICE     PREMIUM     SERVICE     PREMIUM     SERVICE
                                    CLASS      CLASS       CLASS       CLASS       CLASS       CLASS       CLASS       CLASS
                                   ------      ------      ------      ------      ------      ------      ------      ------
NET ASSET VALUE,
  Beginning of the Period .....    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                   ------      ------      ------      ------      ------      ------      ------      ------
Income from Investment
Operations:
  Net investment income .......      0.03        0.03        0.05        0.05        0.05        0.05        0.04        0.04
                                   ------      ------      ------      ------      ------      ------      ------      ------
  Total income from
    investment operations .....      0.03        0.03        0.05        0.05        0.05        0.05        0.04        0.04
                                   ------      ------      ------      ------      ------      ------      ------      ------
Less Dividends from:
  Net investment income .......     (0.03)      (0.03)      (0.05)      (0.05)      (0.05)      (0.05)      (0.04)      (0.04)
                                   ------      ------      ------      ------      ------      ------      ------      ------
NET ASSET VALUE, End of Period     $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                   ======      ======      ======      ======      ======      ======      ======      ======
Total Return (a) ..............      2.61%       2.61%       4.96%       4.96%       4.88%       4.88%       4.55%       4.55%
Ratios/Supplemental Data:
Net Assets at the end of
  year (in thousands) .........   $    13     $23,774      $   13     $25,784      $   14     $34,269      $   13     $28,943
Ratios to average net assets
  Expenses before waivers+.....       0.79%**    0.79%**     0.99%       0.99%       0.95%       0.95%       0.92%**     0.92%**
  Expenses net of waivers .....       0.44%**    0.44%**     0.64%       0.64%       0.65%       0.65%       0.64%**     0.64%**
  Net investment income
    (net of waivers) ..........      5.18%**     5.18%**     4.84%       4.84%       4.82%       4.82%       5.40%**     5.40%**

----------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
  + During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occured, the ratios would have been indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.

                                     See accompanying notes to financial statements.

IBJ FUNDS Trust
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------
                                                                  CORE FIXED INCOME FUND
                                 --------------------------------------------------------------------------------------------
                                       FOR THE                 FOR THE                 FOR THE                FOR THE
                                  SIX MONTHS ENDED            YEAR ENDED              YEAR ENDED            PERIOD ENDED
                                    MAY 31, 1998              NOVEMBER 30,            NOVEMBER 30,           NOVEMBER 30,
                                     (UNAUDITED)                 1997                    1996                   1995*
                                  -------------------     -------------------     -------------------     -------------------
                                   PREMIUM    SERVICE     PREMIUM     SERVICE     PREMIUM     SERVICE     PREMIUM     SERVICE
                                    CLASS      CLASS       CLASS       CLASS       CLASS       CLASS       CLASS       CLASS
                                   ------      ------      ------      ------      ------      ------      ------      ------
NET ASSET VALUE,
  Beginning of the Period .....    $10.35      $10.36      $10.22      $10.22      $10.72      $10.72      $10.00      $10.00
                                   ------      ------      ------      ------      ------      ------      ------      ------
Income from Investment
Operations:
  Net investment income .......      0.29        0.29        0.57        0.57        0.54        0.54        0.48        0.48
  Net realized and unrealized
    gains (losses) on
    investment transactions ...      0.08        0.07        0.13        0.14       (0.12)      (0.12)       0.72        0.72
                                   ------      ------      ------      ------      ------      ------      ------      ------
  Total income from
    investment operations .....      0.37        0.36        0.70        0.71        0.42        0.42        1.20        1.20
                                   ------      ------      ------      ------      ------      ------      ------      ------
Less Dividends from:
  Net investment income .......     (0.29)      (0.29)      (0.57)      (0.57)      (0.54)      (0.54)       0.48)      (0.48)
  Realized gains ..............     (0.08)      (0.08)       --          --         (0.38)      (0.38)       --          --
                                   ------      ------      ------      ------      ------      ------      ------      ------
  Net change in net asset
    value per share ...........      --         (0.01)       0.13        0.14       (0.50)      (0.50)      (0.48)      (0.48)
                                   ------      ------      ------      ------      ------      ------      ------      ------
NET ASSET VALUE, End of Period     $10.35      $10.35      $10.35      $10.36      $10.22      $10.22      $10.72      $10.72
                                   ======      ======      ======      ======      ======      ======      ======      ======
Total Return (a) ..............      3.57%       3.57%       7.20%       7.20%       4.25%       4.25%      12.28%      12.28%
Ratios/Supplemental Data:
Net Assets at the end of
  year (in thousands) .........    $   14     $36,651      $   13     $31,628      $   15     $27,768      $   14     $26,849
Ratios to average net assets
  Expenses before waivers+ ....      0.92%**     0.92%**     1.17%       1.17%       1.22%       1.22%       1.22%**     1.22%**
  Expenses net of waivers .....      0.82%**     0.82%**     1.07%       1.07%       1.12%       1.12%       1.12%**     1.12%**
  Net investment income .......      5.71%**     5.71%**     5.61%       5.61%       5.07%       5.07%       5.59%**     5.59%**
Portfolio Turnover Rate (b) ...       108%        108%        210%        210%        160%        160%        297%        297%

----------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
  + During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occured, the ratios would have been indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                     See accompanying notes to financial statements.

IBJ FUNDS Trust
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
                                                                      CORE EQUITY FUND
                                 --------------------------------------------------------------------------------------------
                                       FOR THE                 FOR THE                 FOR THE                FOR THE
                                  SIX MONTHS ENDED            YEAR ENDED              YEAR ENDED            PERIOD ENDED
                                    MAY 31, 1998              NOVEMBER 30,            NOVEMBER 30,           NOVEMBER 30,
                                     (UNAUDITED)                 1997                    1996                   1995*
                                  -------------------     -------------------     -------------------     -------------------
                                   PREMIUM    SERVICE     PREMIUM     SERVICE     PREMIUM     SERVICE     PREMIUM     SERVICE
                                    CLASS      CLASS       CLASS       CLASS       CLASS       CLASS       CLASS       CLASS
                                   ------      ------      ------      ------      ------      ------      ------      ------
NET ASSET VALUE,
  Beginning of the Period .....    $16.68      $16.67      $15.37      $15.37      $12.97      $12.97      $10.00      $10.00
                                   ------      ------      ------      ------      ------      ------      ------      ------
Income from Investment
Operations:
  Net investment income .......      0.04        0.04        0.35        0.35        0.14        0.14        0.13        0.13
  Net realized and unrealized
    gains (losses) on
    investment transactions ...      1.58        1.59        3.04        3.03        2.90        2.90        2.84        2.84
                                   ------      ------      ------      ------      ------      ------      ------      ------
  Total income from
    investment operations .....      1.62        1.63        3.39        3.38        3.04        3.04        2.97        2.97
                                   ------      ------      ------      ------      ------      ------      ------      ------
Less Distributions from:
  Net investment income .......      --          --         (0.31)      (0.31)      (0.19)      (0.19)       --          --
  In excess of net
    investment income .........      --          --         (0.24)      (0.24)       --          --          --          --
  Realized gains ..............     (1.65)      (1.65)      (1.53)      (1.53)      (0.45)      (0.45)       --          --
                                   ------      ------      ------      ------      ------      ------      ------      ------
  Net change in net asset
    value per share ...........     (0.03)      (0.02)       1.31        1.30        2.40        2.40        --          --
                                   ------      ------      ------      ------      ------      ------      ------      ------
NET ASSET VALUE, End of Period     $16.65      $16.65      $16.68      $16.67      $15.37      $15.37      $12.97      $12.97
                                   ======      ======      ======      ======      ======      ======      ======      ======
Total Return (a) ..............     10.88%      10.88%      24.68%      24.68%      24.61%      24.61%      29.70%      29.70%
Ratios/Supplemental Data:
Net Assets at the end of
  year (in thousands) .........    $   16    $112,060      $   15    $105,386      $   20     $93,640      $   16     $86,596
Ratios to average net assets
  Expenses before waivers .....      0.99%**     0.99%**     0.99%       0.99%       0.99%       0.99%       1.09%**     1.09%**
  Expenses net of waivers .....      0.89%**     0.89%**     0.89%       0.89%       0.89%       0.89%       0.89%**     0.89%**
  Net investment income .......      0.44%**     0.44%**     0.74%       0.74%       0.93%       0.93%       1.30%**     1.29%**
Portfolio Turnover Rate (b) ...        81%         81%         44%         44%         27%         27%         37%         37%

----------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
  + During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occured, the ratios would have been indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                     See accompanying notes to financial statements.

IBJ FUNDS Trust
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
                                                                 BLENDED TOTAL RETURN FUND
                                 --------------------------------------------------------------------------------------------
                                       FOR THE                 FOR THE                 FOR THE                FOR THE
                                  SIX MONTHS ENDED            YEAR ENDED              YEAR ENDED            PERIOD ENDED
                                    MAY 31, 1998              NOVEMBER 30,            NOVEMBER 30,           NOVEMBER 30,
                                     (UNAUDITED)                 1997                    1996                   1995*
                                  -------------------     -------------------     -------------------     -------------------
                                   PREMIUM    SERVICE     PREMIUM     SERVICE     PREMIUM     SERVICE     PREMIUM     SERVICE
                                    CLASS      CLASS       CLASS       CLASS       CLASS       CLASS       CLASS       CLASS
                                   ------      ------      ------      ------      ------      ------      ------      ------
NET ASSET VALUE,
  Beginning of the Period .....    $13.51      $13.51      $12.76      $12.76      $11.78      $11.79      $10.00      $10.00
                                   ------      ------      ------      ------      ------      ------      ------      ------
Income from Investment
Operations:
  Net investment income .......      0.18        0.18        0.50        0.50        0.34        0.34        0.27        0.31
  Net realized and unrealized
    gains (losses) on
    investment transactions ...      0.66        0.66        1.27        1.27        1.26        1.26        1.79        1.79
                                   ------      ------      ------      ------      ------      ------      ------      ------
  Total income from
    investment operations .....      0.84        0.84        1.77        1.77        1.60        1.60        2.06        2.10
                                   ------      ------      ------      ------      ------      ------      ------      ------
Less Dividends from:
  Net investment income .......     (0.12)      (0.12)      (0.50)      (0.50)      (0.35)      (0.36)      (0.28)      (0.31)
  Realized gains ..............     (1.91)      (1.91)      (0.52)      (0.52)      (0.27)      (0.27)       --          --
                                   ------      ------      ------      ------      ------      ------      ------      ------
  Net change in net asset
    value per share ...........     (1.19)      (1.19)       0.75        0.75        0.98        0.97        1.78        1.79
                                   ------      ------      ------      ------      ------      ------      ------      ------
NET ASSET VALUE, End of Period     $12.32      $12.32      $13.51      $13.51      $12.76      $12.76      $11.78      $11.79
                                   ======      ======      ======      ======      ======      ======      ======      ======
Total Return (a) ..............      7.96%       7.96%      14.69%      14.69%      14.08%      14.08%      20.72%      20.82%
Ratios/Supplemental Data:
Net Assets at the end of
  year (in thousands) .........    $   15     $62,862      $   14     $61,867      $   17     $64,232      $   15     $50,583
Ratios to average net assets
  Expenses before waivers+ ....      1.03%**     1.03%**     1.07%       1.07%       1.09%       1.09%       1.14%**     1.15%**
  Expenses net of waivers .....      0.93%**     0.93%**     0.97%       0.97%       0.99%       0.99%       1.04%**     1.05%**
  Net investment income .......      2.99%**     2.99%**     2.91%       2.91%       2.98%       2.98%       3.04%**     3.04%**
Portfolio Turnover Rate (b) ...        88%         88%        138%        138%         77%         77%         78%         78%

----------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
  + During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occured, the ratios would have been indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                     See accompanying notes to financial statements.

IBJ FUNDS Trust
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION. IBJ Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently consists of four separate investment portfolios: IBJ Reserve Money Market Fund, IBJ Core Fixed Income Fund, IBJ Core Equity Fund and IBJ Blended Total Return Fund (individually, a "Fund", and collectively, the "Funds"), each with two classes of shares known as the Premium Class and the Service Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. The Premium Class may be subject to a 12b-1 fee of up to 0.35% of average daily net assets and a shareholder servicing fee of up to 0.50% of average daily net assets. Currently, the 12b-1 and shareholder servicing fees are not being charged. The Service Class will not be subject to such fees.

The investment objectives of the Reserve Money Market Fund ("Money Market Fund") are current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations which are determined by the investment adviser to present minimal credit risks.

The investment objective of the Core Fixed Income Fund ("Fixed Income Fund") is to provide a high total return (appreciation plus current income) by investing at least 65% of its total assets in bonds such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements.

The objective of the Core Equity Fund ("Core Equity Fund") is to seek long-term capital appreciation through investment in a diversified portfolio of common stock (and securities convertible into common stock) of publicly traded, established companies.

The objective of the Blended Total Return Fund ("Blended Total Return Fund") is to provide investors with long-term capital appreciation and current income for high total return by investing in a balance of equities and debt market securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount and disclosures. Actual results could differ from those estimates.

        (a) Portfolio Valuations: The net asset value per share of the Funds is calculated as of 12:00 noon (Eastern time) for the Money Market Fund and as of 4:00 p.m. (Eastern time) for each of the non-money market funds. Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Money Market Fund uses the amortized cost method to value its portfolio securities, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

        (b) Securities Transactions and Related Income: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

        (c) Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. The investment income and expense of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of any of the Funds are redeemed, the redemption proceeds will be reduced by the amount of any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

        (d) Dividends and Distributions to Shareholders: The Money Market and Fixed Income Funds' net investment income, if any, is declared daily and paid monthly. The Core Equity Fund's net investment income, if any, is declared and paid annually. The Blended Total Return Fund's net investment income, if any, is declared and paid quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryover, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividend and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital. Permanent book/tax differences are primarily attributable to non-deductible organization cost.

        (e) Federal Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES. The Trust, on behalf of each fund, has entered into investment advisory agreements (the "Advisory Agreements") with IBJ Schroder Bank & Trust Company (the "Advisor"). Pursuant to the terms of the Advisory Agreements, the advisor is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of: 0.35% for the Money Market Fund; 0.50% for the Core Fixed Income Fund; 0.60% for the Core Equity Fund; and 0.60% for the Blended Total Return Fund. For the six months ended May 31, 1998, the Advisor earned fees of $41,522, $87,260, $332,255 and $188,764 for the Money Market Fund, the Core Fixed Income Fund, the Core Equity Fund and the Blended Total Return Fund, respectively. The Advisor has voluntarily waived fees of $41,522, $17,452, $55,375 and $31,460 for the Money Market Fund, the Core Fixed Income Fund, the Core Equity Fund and the Blended Total Return Fund, respectively. IBJS also serves as custodian for all the Funds.

Effective March 1, 1998, the Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, became parties to an administration agreement under which Investor Services Group ("Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.15% of average daily net assets of each Fund up to $500 million; 0.10% of average daily net assets of each Fund in excess of $500 million up to $1 billion; 0.075% of average daily net assets of each Fund in excess of $1 billion. The services are subject to the supervision of the Trust's Board of Trustees and officers and include the day-to-day administration of matters related to the corporate existence of the Trust, maintenance of its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws. Prior to March 1, 1998, BISYS Fund Services, Inc. provided these services for a monthly fee which was calculated on an annualized basis not to exceed 0.15% of the average daily net assets of the Trust.

In addition, Investor Services Group also provides certain fund accounting and related services. For these services, Investor Services Group is paid an annual fee of $35,000 per Fund plus $5,000 for each additional class of shares. Prior to March 1, 1998, BISYS Fund Services, Inc. provided these services to the Funds.

The Investor Services Group also serves as transfer agent for the Funds pursuant to a Transfer Agency and Services Agreement with the Trust effective March 1, 1998. The fee for this service is $20,000 per Fund plus reimbursement of certain out-of-pocket expenses. Prior to March 1, 1998, BISYS Fund Services, Inc. served as transfer agent for the fund.

First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, serves as the distributor of the Trust's shares.

The Trust has adopted a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Premium Class of Shares of each Fund of the Trust. There were no fees or expenses charged to the Trust under the Plan. The Distributor serves as the exclusive distributor of the shares of each Fund pursuant to its Distribution Agreement with the Trust.

NOTE 4 -- SECURITIES TRANSACTIONS. For the six months ended May 31, 1998, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments), amounted to the following:

                                                  PURCHASES         SALES
                                                  ---------         -----
Fixed Income Fund ........................      $ 42,261,962     $ 37,418,255
Core Equity Fund .........................        76,699,137       84,120,743
Blended Total Return Fund ................        55,480,071       59,355,579

The cost of securities is substantially the same for Federal income tax purposes as it is for financial reporting purposes.

                                    APPRECIATION    (DEPRECIATION)      NET
                                    ------------    --------------      ---

Fixed Income Fund ................. $   806,945      $    (41,400)  $   765,545
Core Equity Fund ..................  30,340,366        (1,707,530)   28,632,836
Blended Total Return Fund .........   7,172,519          (779,636)    6,392,883

NOTE 5 -- CAPITAL SHARE TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:

                                        RESERVE MONEY MARKET FUND
                          -----------------------------------------------------
                              SIX MONTHS ENDED              YEAR ENDED
                          MAY 31, 1998 (UNAUDITED)       NOVEMBER 30, 1997
                          -------------------------    ------------------------
                            SHARES        AMOUNT        SHARES        AMOUNT
                          ----------   ------------    ----------   -----------

Premium Class
Issued ................        --      $      --            --      $     --
Reinvested ............          390            390           576           576
Redeemed ..............        --             --           (1,309)       (1,309)
                          ----------   ------------    ----------   -----------
Net increase/(decrease)          390   $        390          (733)  $      (733)
                          ==========   ============    ==========   ===========
Service Class
Issued ................   20,842,173   $ 20,842,174    67,540,758   $67,540,758
Reinvested ............      717,834        717,834     1,293,988     1,293,988
Redeemed ..............  (23,569,651)   (23,569,651)  (77,317,955)  (77,317,955)
                          ----------   ------------    ----------   -----------
Net increase/(decrease)   (2,009,644)  $ (2,009,643)   (8,483,209)  $(8,483,209)
                          ==========   ============    ==========   ===========

                                        CORE FIXED INCOME FUND
                          -----------------------------------------------------
                              SIX MONTHS ENDED              YEAR ENDED
                          MAY 31, 1998 (UNAUDITED)       NOVEMBER 30, 1997
                          -------------------------    ------------------------
                            SHARES        AMOUNT        SHARES        AMOUNT
                          ----------   ------------    ----------   -----------
Premium Class
Issued ................        --      $      --                6   $        65
Reinvested ............           53            589            60           610
Redeemed ..............        --             --             (217)       (2,175)
                          ----------   ------------    ----------   -----------
Net increase/(decrease)           53   $        589          (151)  $    (1,500)

Service Class
Issued ................      551,213   $  5,719,372       761,972   $ 7,685,718
Reinvested ............      134,041      1,384,888       142,902     1,444,449
Redeemed ..............     (197,519)    (2,043,751)     (567,761)   (5,723,282)
                          ----------   ------------    ----------   -----------
Net increase/(decrease)      487,735   $  5,060,509       337,113   $ 3,406,865

                                             CORE EQUITY FUND
                          -----------------------------------------------------
                              SIX MONTHS ENDED              YEAR ENDED
                          MAY 31, 1998 (UNAUDITED)       NOVEMBER 30, 1997
                          -------------------------    ------------------------
                            SHARES        AMOUNT        SHARES        AMOUNT
                          ----------   ------------    ----------   -----------

Premium Class
Issued ................        --      $      --           --       $     --
Reinvested ............          111          1,674           163         2,268
Redeemed ..............        --             --             (606)       (8,910)
                          ----------   ------------    ----------   -----------
Net increase/(decrease)         111    $      1,674          (443)  $    (6,642)

Service Class
Issued ................      571,823   $  9,257,554     1,466,620   $21,842,264
Reinvested ............      802,224     12,136,278       775,133    10,888,578
Redeemed ..............     (963,517)   (15,561,452)   (2,013,025)  (30,384,062)
                          ----------   ------------    ----------   -----------
Net increase/(decrease)      410,530   $  5,832,380      228,728    $ 2,346,780

                                           BLENDED TOTAL RETURN FUND
                          -----------------------------------------------------
                              SIX MONTHS ENDED              YEAR ENDED
                          MAY 31, 1998 (UNAUDITED)       NOVEMBER 30, 1997
                          -------------------------    ------------------------
                            SHARES        AMOUNT        SHARES        AMOUNT
                          ----------   ------------    ----------   -----------

Premium Class
Issued ................        --      $      --          --        $     --
Reinvested ............          196          2,281            91         1,139
Redeemed ..............        --             --             (417)       (5,226)
                          ----------   ------------    ----------   -----------
Net increase/(decrease)          196   $      2,281          (326)  $    (4,087)

Service Class
Issued ................      293,442   $  3,725,005       576,525   $ 7,315,837
Reinvested ............      869,870     10,121,369       367,212     4,586,875
Redeemed ..............     (637,253)    (7,941,317)   (1,398,339)  (17,970,685)
                          ----------   ------------    ----------   -----------
Net increase/(decrease)      526,059   $  5,905,057      (454,602)  $(6,067,973)

IBJ FUNDS Trust

BOARD OF TRUSTEES

George H. Stewart                                  Stephen V.R. Goodhue
    Chairman                                          Trustee

Edward F. Ryan                                     Robert H. Dunker
    Trustee                                           Trustee
--------------------------------------------------------------------------------
OFFICERS

Jylanne M. Dunne
    President

William J. Greilich
    Vice President

Steven L. Levy
    Treasurer

Joseph Wencus
    Assistant Treasurer

Brigid O. Bieber
    Secretary

Therese Hogan
    Assistant Secretary

Elizabeth A. Russell
    Assistant Secretary

IBJ FUNDS Trust                                     ---------------
                                                    IBJ FUNDS Trust
Investment Advisor                                  ---------------
------------------
IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004                     IBJ RESERVE MONEY MARKET FUND
                                              IBJ CORE FIXED INCOME FUND
Administrator                                    IBJ CORE EQUITY FUND
-------------                                IBJ BLENDED TOTAL RETURN FUND
First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581

Distributor                                       SEMI-ANNUAL REPORT
-----------
First Data Distributors, Inc.
4400 Computer Drive
Westborough, MA 01581
                                             -----------------------------------
Custodian                                                MAY 31, 1998
---------                                    -----------------------------------
IBJ Schroder Bank & Trust Company
One State Street                             Mutual fund shares are not deposits
New York, NY 10004                           or obligations of, or guaranteed
                                             by, any depository institution.
Counsel                                      Shares are not insured by the FDIC,
-------                                      Federal Reserve Board or any other
Paul, Weiss, Rifkind, Wharton & Garrison     agency, and are subject to
1285 Sixth Avenue                            investment risks, including
New York, New York 10019                     possible loss of principal amount
                                             invested.
Independent Accountants
-----------------------
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

This report is for the information of
the shareholders of IBJ Trust. Its use
in connection with any offering of the
Trust's shares is authorized only in
case of a concurrent or prior delivery
of the Trust's current prospectus.